Cover	May 27, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K of Inspired Entertainment, Inc. (the “Company”) filed with the U.S. Securities and Exchange Commission on June 2, 2026 (the “Original Form 8-K”). The Original Form 8-K reported the final voting results of the Company’s 2026 Annual Meeting of Stockholders held on May 27, 2026 (the “Annual Meeting”). The sole purpose of this Amendment is to disclose the Company’s decision regarding whether stockholder votes to approve the compensation of its named executive officers required by Section 14A(a)(1) of the Securities Exchange Act of 1934 and Rule 14a-21(a) promulgated thereunder (the “Say-on-Pay Vote”) should be held every one, two or three years (the “Say-on-Frequency Proposal”). No other changes have been made to the Original Form 8-K.
Document Period End Date	May 27, 2026
Entity File Number	001-36689
Entity Registrant Name	INSPIRED ENTERTAINMENT, INC.
Entity Central Index Key	0001615063
Entity Tax Identification Number	47-1025534
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	250 West 57th Street
Entity Address, Address Line Two	Suite 415
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10107
City Area Code	(646)
Local Phone Number	565-3861
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	INSE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false